CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net (loss) income	$ (540)	$ 2,650
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	243	106
Share-based compensation and RSUs	1,240	687
Change in:
Severance pay, net	52	161
Trade receivables, net	(6,255)	3,106
Other account receivables and prepaid expenses	554	(672)
Inventories	168	(558)
Trade payables	(924)	304
Employees and payroll accruals	(24)	1,082
Other accounts payable and accrued expenses	262	(121)
Deferred revenue and advances from customers	(1,797)	6,656
Net cash (used in) provided by operating activities	(7,021)	13,401
Cash flows from investing activities:
Purchase of property and equipment	(298)	(107)
Net cash used in investing activities	(298)	(107)
Cash flows from financing activities:
Proceeds from issuance of Ordinary Shares, net of issuance costs upon follow-on public offering		21,279
Exercise of options into Ordinary Shares	647	1,090
Exercise of warrants into Ordinary Shares		1,603
Net cash provided by financing activities	647	23,972
Foreign currency translation adjustments on cash and cash equivalents	(50)	475
Increase in cash and cash equivalents	(6,722)	37,741
Cash and cash equivalents at beginning of the period	42,886	8,727
Cash and cash equivalents at end of the period	36,164	46,468
(a) Non-cash investing activities:
Purchase of property and equipment	130	293
(b) Cash paid during the period for:
Taxes on income	$ 23	$ 6